Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment (PP&E)

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2021	3,872	1,210	214,323	42,914	2,418	3,049	10,276	278,062
Exchange adjustments	(205)	(19)	—	(736)	(31)	(16)	(627)	(1,634)
Additions	68	59	7,931	2,187	171	40	762	11,218
Acquisitions	—	—	—	1	—	—	—	1
Transfers from intangible assets	—	—	38	—	—	—	—	38
Reclassified as assets held for sale	—	—	(7,399)	—	—	—	—	(7,399)
Deletions and disposals	(22)	(5)	(6,859)	(329)	(327)	(40)	(170)	(7,752)
At 31 December 2021	3,713	1,245	208,034	44,037	2,231	3,033	10,241	272,534
Depreciation - owned PP&E
At 1 January 2021	692	631	140,551	20,031	1,845	2,381	5,786	171,917
Exchange adjustments	(29)	(10)	—	(370)	(21)	(12)	(373)	(815)
Charge for the year	48	36	10,193	1,502	158	71	523	12,531
Impairment losses	4	—	2,340	937	—	12	4	3,297
Impairment reversals	—	(3)	(4,794)	—	—	(30)	—	(4,827)
Reclassified as assets held for sale	—	—	(7,399)	—	—	—	—	(7,399)
Deletions and disposals	(9)	—	(6,341)	(259)	(190)	(34)	(157)	(6,990)
At 31 December 2021	706	654	134,550	21,841	1,792	2,388	5,783	167,714
Owned PP&E - net book amount at 31 December 2021	3,007	591	73,484	22,196	439	645	4,458	104,820
Right-of-use assets - net book amount at 31 December 2021[b]	—	1,331	32	617	15	2,513	3,574	8,082
Total PP&E - net book amount at 31 December 2021	3,007	1,922	73,516	22,813	454	3,158	8,032	112,902
Cost - owned PP&E
At 1 January 2020	3,609	1,422	214,352	46,724	2,532	3,474	8,694	280,807
Exchange adjustments	219	6	—	801	33	8	603	1,670
Additions	101	63	6,922	1,539	586	49	864	10,124
Acquisitions	89	—	—	35	5	9	376	514
Transfers from intangible assets	—	—	605	—	—	—	—	605
Reclassified as assets held for sale	—	—	(1,425)	—	—	—	—	(1,425)
Deletions and disposals	(146)	(281)	(6,131)	(6,185)	(738)	(491)	(261)	(14,233)
At 31 December 2020	3,872	1,210	214,323	42,914	2,418	3,049	10,276	278,062
Depreciation - owned PP&E
At 1 January 2020	581	697	124,766	21,527	2,006	2,744	4,865	157,186
Exchange adjustments	35	6	—	424	26	9	379	879
Charge for the year	113	46	10,068	1,312	170	77	740	12,526
Impairment losses	8	9	11,705	744	2	4	3	12,475
Impairment reversals	—	(1)	(83)	—	—	(5)	—	(89)
Reclassified as assets held for sale	—	—	(326)	—	—	—	—	(326)
Deletions and disposals	(45)	(126)	(5,579)	(3,976)	(359)	(448)	(201)	(10,734)
At 31 December 2020	692	631	140,551	20,031	1,845	2,381	5,786	171,917
Owned PP&E - net book amount at 31 December 2020	3,180	579	73,772	22,883	573	668	4,490	106,145
Right-of-use assets - net book amount at 31 December 2020[b]	—	1,254	77	792	21	2,855	3,692	8,691
Total PP&E - net book amount at 31 December 2020	3,180	1,833	73,849	23,675	594	3,523	8,182	114,836

Assets under construction included above
At 31 December 2021								19,704
At 31 December 2020								17,259
Depreciation charge for the year on right-of-use assets
2021		209	27	279	10	844	613	1,982
2020		192	43	637	10	829	579	2,290
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
[b] $203 million (2020 $284 million) of drilling rig right-of-use assets and $2,230 million (2020 $2,521 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.